IMPAIRMENT TESTING (Tables)	12 Months Ended
Dec. 31, 2020
IMPAIRMENT TESTING
Summary of impairment testing

			Reversals of
	Impairment losses		impairment losses		Discount rate		Recoverable amount
	2020	2019	2020	2019	2020	2019	2020	2019
CGU	USDm	USDm	USDm	USDm	%	%	USDm	USDm
Main Fleet	—	—			7.0		1,717
Handysize	5.5	—			7.0		27
Total	5.5	Nil	—	120		7.5	1,744	1,883